Shareholder's Equity (Restricted Stock And Performance Share Awards) (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 04, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock to be issued under the Plan	49,000,000			210,000,000
Share-based Compensation Expense	$ 378	$ 355	$ 371
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	195	184	157
Unrecognized compensation cost	437
Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	152	142	162
Unrecognized compensation cost	233
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	31	29	52
Unrecognized compensation cost	$ 21
Options granted vesting period, years	5 years
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	5 years
Maximum [Member] | Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Percentage	150.00%
Options granted vesting period, years	5 years
Maximum [Member] | Colleague Share Ownership Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	6 years
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	3 years
Minimum [Member] | Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Percentage	0.00%
Options granted vesting period, years	3 years
Minimum [Member] | Colleague Share Ownership Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	3 years